===============================

                                      BOGLE
                                   INVESTMENT
                                   MANAGEMENT

                                    SMALL CAP
                                   GROWTH FUND


                               SEMI-ANNUAL REPORT

                                FEBRUARY 28, 2001

                        ===============================

--------------------------------------------------------------------------------
                           BOGLE SMALL CAP GROWTH FUND
                           PORTFOLIO MANAGER'S LETTER
--------------------------------------------------------------------------------
Fellow Shareholder:

Our semiannual report for the period September 1, 2000 through February 28, 2001 comes at an extremely challenging time for most investors. During the six months ending February 28, 2001, the NASDAQ lost half its value, falling -49%, the S&P 500 fell -18%, and small growth stocks as measured by the Russell 2000 Growth Index fell -29%. It seems it's impossible to open a newspaper or magazine without reading about the bear market for stocks. It turns out that the "new economy" experiences the ups and downs of economic cycles just as the "old economy" did. And, given that, in our opinion, stocks in general were priced "for perfection," the market was vulnerable to even the slightest bump in the road. After a decade of fairly consistent economic expansion, it appears that we have entered a period of slower growth, lower (and in many cases negative) corporate earnings, and falling stock prices. While we cannot predict the duration of the slowdown, we find some comfort in the fact that the Federal Reserve is expected to continue to work to avoid a recession.

The balance of this report briefly discusses Fund performance and the market environment. We remain optimistic that our focus on cash flow, quality of earnings, and financial strength will help us sort through the noise as we seek out those companies that will weather the storm better than others.

INVESTMENT PERFORMANCE. Results over the semiannual period were disappointing on an absolute basis but positive relative to the benchmark and other market indices, such as the ones mentioned above. For the six-month period ending February 28, 2001, the Bogle Small Cap Growth Fund fell -9.04% for the Investor shares and -9.03% for the Institutional shares. These returns were slightly ahead of their benchmark, as the Fund beat the -11.2% loss of the unmanaged Russell 2000 index of smaller companies by almost +2.2%. These results, along with longer-term results for the one-year and since-inception periods, are shown in the chart below.

                      INVESTMENT PERFORMANCE - MULTIPERIODS
         BOGLE FUND VS. RUSSELL 2000 BENCHMARK AND OTHER MARKET INDICES

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                       BOGLE INVESTOR CLASS   BOGLE INSTITUTIONAL CLASS   RUSSELL 2000     S&P 500     NASDAQ    RUSSELL 2000 GROWTH

SEMI-ANNUAL PERIOD            -9.0%                     -9.0%                -11.2%        -17.9%       -48.7%         -29.3%
(9/1/00 - 2/28/01)

ONE-YEAR PERIOD                6.8%                      6.9%                -16.8%         -8.3%       -53.9%         -40.8%
(3/1/00 - 2/28/01)

SINCE INCEPTION ANNUALIZED    38.3%                     38.4%                  9.0%         -1.2%       -15.4%          -2.5%
(10/1/99 - 2/28/01)

MARKET ENVIRONMENT. Small cap stocks outperformed large caps over the semiannual period, maintaining their performance advantage since the fourth quarter of 1999. Over the most recent period, it was small cap VALUE stocks that buoyed the performance of the Russell 2000. The Russell 2000 Value Index gained +10.31% while its Growth counterpart lost -29.27%, an unprecedented 40% six-month spread in favor of value. Note that the six-month advantage in favor of small growth over small value reached more than 60% at the end February of 2000. What a difference a year makes! It's interesting to reflect back on our last semiannual report, which was written at the peak of the hyper-speculative growth market. At that time, we commented on the insatiable appetite for speculative stocks; it now appears that the unprecedented speculation is working its way out of the market. It also appears that much of the excess, but perhaps not all, has been exorcised from the market. Whether or not we are near a market bottom (because who really knows?), we encourage you to maintain a long-term perspective during this volatile time.

PERFORMANCE ATTRIBUTION. Stock selection remained positive over the semiannual period. This is confirmed when we assess returns while controlling for modest biases such as a small overweighting of growth stocks relative to the Russell 2000 Index, specifically technology and consumer growth stocks. As you would guess from the market environment described above, these biases, even as small as they are, detracted from our returns, but the Fund was more than compensated by the strong performance of specific stocks within these sectors. In fact, the only month during which our stock selection models failed was January, a month during which the so-called "January effect" was alive and well. This effect rewards, if only temporarily, mostly stocks that were extremely poor performers the previous year -- not many of which were held in the Fund's portfolio. Our biggest winners over the last six months have been in the consumer-oriented and financial sectors, stocks such as Hot Topic, a retailer of teen clothing; Rare Hospitality, a nationwide owner/operator of steak houses; Corinthian Colleges, operating post-secondary for-profit career-oriented educational centers; and UBCH Holdings, a bank holding company.

INVESTMENT STRATEGY AND CURRENT POSITIONING. In the current market environment we believe it is prudent to keep biases relative-to-benchmark to a minimum and to maintain a very well diversified portfolio. It is also important that our investment process itself is diversified, analyzing not just earnings growth but also earnings sustainability AND relative valuation. By relying on a variety of tools, we believe that we increase the chances for long-term success. The Fund's fundamental characteristics, which are quite close to its benchmark, are presented in the chart to the right. We are currently maintaining a slight growth bias, but it is lower than it has been in the past.

--------------------------------------------------------------------------------
                           FUNDAMENTAL CHARACTERISTICS
                                FEBRUARY 28, 2001
                                                                  RUSSELL
MEDIAN                                BOGLX                         2000
------                                ------                      -------
Long-Term Earnings
   Growth Rate                         16.3%                        15.0%
Median Market Cap (mil.)              $978mm                       $878mm
Price/Historical Earnings              18.2x                        16.2x
Price/Forward Earnings                 14.5x                        13.7x
Price/Sales                            1.1x                         1.4x
--------------------------------------------------------------------------------

PROGRESS AT BOGLE INVESTMENT MANAGEMENT. As a brief update on the firm, as of April 1, 2001 we were managing a little more than $400 million in assets, spread about evenly between our small cap strategy and our Long/Short Hedged strategy. Our Mutual Fund has about $55 million in assets and we remain firmly committed to closing this Fund at a size of no larger than $150 million in order to improve portfolio returns.

As always, we thank you for your business and the confidence you have placed in us. Please feel free to call on us at any time with questions you may have about the portfolio or anything else that might be on your mind.


Respectfully,

Bogle Investment Management, L.P.

Management Office: 781-283-5000
Shareholder Services Toll Free: 1-877-BOGLEIM (264-5346)

----------
PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. THE RUSSELL 2000 IS AN INDEX OF STOCKS 1001 THROUGH 3000 IN THE RUSSELL 3000 INDEX AS RANKED BY TOTAL MARKET CAPITALIZATION. A DIRECT INVESTMENT IN THE INDEX IS NOT POSSIBLE. INVESTING IN SMALL COMPANIES CAN INVOLVE MORE VOLATILITY, LESS LIQUIDITY, AND LESS PUBLICLY AVAILABLE INFORMATION THAN INVESTING IN LARGE COMPANIES.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                   ---------       -----------
COMMON STOCKS--97.3%
BASIC INDUSTRY--1.0%
   Cabot Corp. .............................         10,000        $   342,900
   Chemfirst, Inc. .........................          8,700            217,500
                                                                   -----------
                                                                       560,400
                                                                   -----------
CONSUMER CYCLICAL--14.8%
   Activision, Inc.* .......................         16,200            371,588
   Atlas Air, Inc.* ........................          5,000            145,400
   Bergen Brunswig Corp.,
     Class A ...............................         20,900            375,991
   Brunswick Corp. .........................         18,200            387,478
   Burlington Coat Factory
     Warehouse Corp. .......................         14,500            283,475
   Callaway Golf Co. .......................         15,200            365,560
   Direct Focus, Inc.* .....................         12,700            338,137
   Dress Barn, Inc. (The)* .................         13,200            308,550
   Expeditors International
     of Washington, Inc. ...................          5,900            344,412
   Hot Topic, Inc.* ........................         12,200            320,250
   International Game
     Technology* ...........................          6,600            356,400
   ITT Educational
     Services, Inc.* .......................         11,500            349,370
   J. Jill Group, Inc.* ....................          5,800            105,125
   K-Swiss, Inc. ...........................          8,000            248,000
   Kenneth Cole Productions,
     Inc., Class A* ........................            650             18,362
   Neiman-Marcus Group,
     Inc. (The), Class A* ..................          6,500            236,600
   NVR, Inc.* ..............................          3,500            509,250
   Pharmaceutical Product
     Development, Inc.* ....................          6,900            384,244
   RARE Hospitality
     International, Inc.* ..................         11,400            331,312
   Reinsurance Group of
     America, Inc. .........................         11,600            448,340
   Standard Pacific Corp. ..................          8,700            208,800
   Timberland Co., Class A* ................          5,500            307,890
   Toro Co. ................................          9,900            439,560
   Venator Group, Inc.* ....................         33,600            369,936
   Wet Seal, Inc. (The),
     Class A* ..............................         12,400            393,700
                                                                   -----------
                                                                     7,947,730
                                                                   -----------

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                   ---------       -----------
CONSUMER GROWTH--22.8%
   4 Kids Entertainment,
     Inc.* .................................         26,500        $   357,220
   Advance PCS* ............................          8,300            368,312
   Amerisource Health
     Corp.* ................................          6,300            338,436
   Anchor Gaming* ..........................          3,600            176,175
   Apollo Group, Inc.,
     Class A* ..............................          6,300            221,287
   Aztar Corp.* ............................         21,400            252,520
   Caremark Rx, Inc.* ......................         23,900            334,600
   Carter Wallace, Inc. ....................          8,500            228,650
   CBRL Group, Inc. ........................          8,300            157,181
   Coors (Adolph),
     Class B ...............................          4,600            307,970
   Corinthian Colleges,
     Inc.* .................................         10,600            417,375
   Corixa Corp.* ...........................          7,300            113,150
   Davita, Inc.* ...........................         14,200            249,636
   Dimon, Inc. .............................         53,400            467,784
   Endocare, Inc.* .........................         19,800            237,600
   Energizer Holdings, Inc.* ...............          8,400            209,160
   Express Scripts, Inc.,
     Class A* ..............................          1,900            170,406
   Fleming Cos., Inc. ......................         13,300            328,510
   Genzyme Corp.* ..........................          2,087            183,526
   Green Mountain
     Coffee, Inc.* .........................         10,800            233,550
   Health Net, Inc.* .......................         11,300            248,261
   Hillenbrand
     Industries, Inc. ......................          6,900            349,830
   Inverness Medical
     Technology, Inc.* .....................          6,600            184,800
   Invitrogen Corp.* .......................          3,100            249,550
   Laboratory Corp. of
     America Holdings* .....................          2,200            353,100
   Mentor Corp. ............................         16,100            371,306
   Mid Atlantic Medical
     Services, Inc.* .......................         20,600            404,996
   Myriad Genetics, Inc.* ..................          4,300            238,112
   Oxford Health
     Plans, Inc.* ..........................          8,600            284,337
   PacifiCare Health
     Systems, Inc.* ........................         10,900            426,462

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                   ---------       -----------
CONSUMER GROWTH--(CONTINUED)
   Perrigo Co. * ...........................         29,700        $   300,713
   Pier 1 Imports, Inc. ....................         33,800            439,400
   Quest Diagnostics, Inc.* ................          3,200            337,280
   Reebok International
     Ltd.* .................................          8,600            220,160
   Sicor, Inc.* ............................         17,000            213,563
   Standard Commercial
     Corp. .................................         25,400            307,340
   Steris Corp.* ...........................         11,800            220,660
   Topps Co., Inc. (The)* ..................         33,400            325,650
   Urologix, Inc.* .........................         13,900            253,675
   Varian Medical Systems,
     Inc.* .................................          6,500            431,600
   Wellpoint Health
     Networks, Inc.* .......................          3,700            365,745
   Winn Dixie Stores, Inc. .................         14,600            372,884
                                                                   -----------
                                                                    12,252,472
                                                                   -----------

ENERGY--5.9%
   Ashland, Inc. ...........................          7,500            291,075
   Barrett Resources
     Corp.* ................................          7,400            327,450
   Edge Petroleum Corp.* ...................         26,600            229,425
   Gulf Indonesia
     Resources Ltd. * ......................         41,400            392,886
   Magnum Hunter
     Resources, Inc.* ......................         23,400            258,570
   Sunoco, Inc. ............................         10,700            355,668
   Tesoro Petroleum
     Corp. .................................         27,700            350,128
   Ultramar Diamond
     Shamrock Corp. ........................          8,100            294,840
   Valero Energy Corp. .....................          7,900            289,535
   Western Gas
     Resources, Inc. .......................         14,800            375,920
                                                                   -----------
                                                                     3,165,497
                                                                   -----------

FINANCIAL--17.9%
   Affiliated Managers
     Group, Inc.* ..........................          2,800            144,200
   Americredit Corp.* ......................         12,000            410,160

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                   ---------       -----------
   FINANCIAL--(CONTINUED)
   Banco Latinoamericano ...................          9,000        $   302,040
   BARRA, Inc.* ............................          8,200            359,775
   Commerce Group, Inc. ....................         15,500            461,900
   Corus Bankshares, Inc. ..................          4,600            227,125
   Doral Financial Corp. ...................         13,100            374,169
   Eaton Vance Corp. .......................         10,800            330,372
   eFunds Corp.* ...........................         19,500            297,375
   Essex Property
     Trust, Inc. ...........................          7,100            356,065
   F & M National Corp. ....................          6,800            263,024
   Felcor Lodging
     Trust, Inc. ...........................         14,400            342,720
   Firstfed Financial
     Corp.* ................................         15,700            460,010
   Golden State
     Bancorp, Inc. .........................         15,400            421,960
   Greater Bay Bancorp .....................         10,200            340,425
   Harleysville
     Group, Inc. ...........................         13,000            323,375
   Independence Community
     Bank Corp. ............................         17,800            297,038
   Indymac Bancorp, Inc.* ..................         14,600            385,586
   Investors Financial
     Service Co. ...........................          3,100            243,931
   LandAmerica Financial
     Group, Inc. ...........................          9,900            355,410
   Morgan Keegan, Inc. .....................          8,300            222,855
   Old Republic
     International Corp. ...................         12,100            341,825
   Prentiss Properties
     Trust .................................         10,900            269,230
   Provident Bankshares
     Corp. .................................         15,900            379,612
   SEI Investments Co. .....................          4,100            350,358
   Silicon Valley
     Bancshares* ...........................          7,600            212,325
   Stancorp Financial
     Group, Inc. ...........................          5,600            218,960
   UCBH Holdings, Inc. .....................          8,800            493,350
   W.R. Berkley Corp. ......................         10,700            456,756
                                                                   -----------
                                                                     9,641,931
                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                   ---------       -----------
INDUSTRIAL--11.6%
   Administaff, Inc.* ......................         12,700        $   278,384
   Advanced Marketing
     Services, Inc. ........................         11,800            236,590
   Corporate Executive
     Board Co.* ............................          6,900            246,675
   Daisytek International
     Corp.* ................................         39,200            352,187
   EMCOR Group, Inc.* ......................         14,200            421,030
   General Cable Corp. .....................         28,500            304,950
   Graco, Inc. .............................         15,300            410,040
   Helmerich & Payne, Inc. .................          8,100            420,309
   ITT Industries, Inc. ....................         12,000            486,600
   Learning Tree
     International, Inc.* ..................          3,000            135,000
   Mcdermott International,
     Inc.* .................................         18,300            236,985
   Memberworks, Inc.* ......................         12,200            315,675
   Offshore Logistics, Inc.* ...............         17,400            426,300
   Powell Industries, Inc.* ................         13,200            226,050
   Roadway Express, Inc. ...................          7,900            203,919
   Stewart & Stevenson
     Services, Inc. ........................         15,200            391,400
   Sylvan Learning
     Systems, Inc.* ........................          7,300            152,388
   Teekay Shipping Corp. ...................          9,900            407,880
   Terex Corp.* ............................         16,300            300,735
   West Corp.* .............................          9,900            269,775
                                                                   -----------
                                                                     6,222,872
                                                                   -----------
INTERNET/TELECOMMUNICATIONS--2.5%
   Earthweb, Inc.* .........................         42,400            204,050
   Expedia, Inc.* ..........................         19,800            309,375
   HNC Software, Inc.* .....................          7,200            167,850
   Mercury Interactive
     Corp.* ................................          3,900            245,456
   Micromuse, Inc.* ........................          5,200            213,525
   Webmethods, Inc.* .......................          4,500            193,500
                                                                   -----------
                                                                     1,333,756
                                                                   -----------

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                   ---------       -----------
TECHNOLOGY--19.2%
   3Com Corp.* .............................         26,900        $   245,462
   Advanced Switching
     Communications, Inc.* .................         34,000            204,000
   Alliant Techsystems,
     Inc.* .................................          4,500            381,375
   ArQule, Inc.* ...........................         12,400            223,200
   Aware, Inc.* ............................         14,200            134,900
   Axsys Technologies,
     Inc.* .................................          7,900            146,150
   BE Aerospace, Inc.* .....................         14,500            325,344
   BEI Technologies, Inc. ..................         20,300            323,531
   Boston Communications
     Group, Inc.* ..........................          6,300             41,934
   Brio Technology, Inc.* ..................         16,600            130,206
   Cabletron Systems, Inc.* ................         16,700            224,615
   Carreker Corp.* .........................         14,600            240,900
   Catapult Communications
     Corp.* ................................         12,700            214,313
   CyberOptics Corp.* ......................          9,900            157,163
   Datum, Inc.* ............................         11,400            187,388
   Davox Corp.* ............................         20,800            214,500
   Electro Scientific
     Industries, Inc.* .....................         10,600            297,463
   Forrester Research,
     Inc.* .................................          8,300            324,219
   Harris Corp.* ...........................          7,700            193,347
   Imation Corp.* ..........................         15,600            344,760
   Intermagnetics General
     Corp.* ................................         15,800            339,858
   International Rectifier
     Corp.* ................................          4,500            148,500
   Kent Electronics Corp.* .................          9,400            150,400
   Manhattan Associates,
     Inc.* .................................          5,200            149,825
   Mentor Graphics Corp.* ..................         13,800            338,100
   Metasolv, Inc.* .........................         13,500            229,500
   Mettler-Toledo
     International, Inc.* ..................          4,900            222,362
   Microsemi Corp.* ........................          7,300            205,313
   Novell, Inc.* ...........................         32,000            190,000
   Open Text Corp.* ........................         11,900            353,839
   Optibase Ltd.* ..........................         29,800            186,250
   Opticnet, Inc.*(1) ......................          3,100                  0

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                   ---------       -----------
TECHNOLOGY--(CONTINUED)
   Park Electrochemical
     Corp. .................................         11,150        $   328,925
   Quantum Corp.-Hard
     Disk Drive* ...........................         18,000            189,000
   Safenet, Inc.* ..........................          4,700            214,438
   Spectrian Corp.* ........................         13,500            197,438
   Storage Technology* .....................         25,000            256,250
   Sybase, Inc.* ...........................         11,800            231,575
   SymmetriCom, Inc.* ......................         19,300            276,533
   Synopsys, Inc.* .........................          3,900            211,819
   Talx Corp. ..............................          8,050            174,081
   Tech Data Corp.* ........................          6,300            192,544
   Tektronix, Inc.* ........................         10,700            264,183
   Ultratech Stepper, Inc.* ................         10,100            245,556
   Vishay Intertechnology,
     Inc.* .................................         14,800            265,512
   Visteon Corp. ...........................         17,100            246,240
                                                                   -----------
                                                                    10,362,811
                                                                   -----------
UTILITY--1.6%
   Unisource Energy Corp. ..................         21,000            406,350
   Utilicorp United, Inc. ..................         15,700            465,505
                                                                   -----------
                                                                       871,855
                                                                   -----------
     TOTAL COMMON STOCKS
       (Cost $49,986,954) ..................                        52,359,324
                                                                   -----------
RIGHTS--0.0%
   Bank United Corp. --
     Contingent Payment
     Rts.* .................................          6,000              2,063
                                                                   -----------
     TOTAL RIGHTS
       (Cost $2,040) .......................                             2,063
                                                                   -----------

                                                      PAR
                                                     (000)            VALUE
                                                     ------        -----------
SHORT TERM INVESTMENTS--3.9%
   Wilmington Fund Cash Sweep
     5.26% 03/01/01 ........................         $2,081        $ 2,080,655
                                                                   -----------
     TOTAL SHORT TERM
       INVESTMENTS
       (Cost $2,080,655) ..................................          2,080,655
                                                                   -----------
TOTAL INVESTMENTS--101.2%
   (Cost $52,069,649) .....................................         54,442,042
                                                                   -----------
LIABILITIES IN EXCESS
   OF OTHER ASSETS--(1.2%) ................................           (645,873)
                                                                   -----------
NET ASSETS--100.0% ........................................        $53,796,169
                                                                   ===========
----------
*   Non-income producing.
(1) Security was received as a distribution from BEI Technologies, Inc. and is currently not trading.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

ASSETS
   Investments, at value (cost - $52,069,649) ................... $54,442,042
   Receivable for Investments Sold ..............................   2,488,365
   Receivable for Fund shares sold ..............................     171,500
   Dividends and interest receivable ............................      43,454
   Prepaid expenses and other assets ............................      11,319
                                                                  -----------
     Total assets ...............................................  57,156,680
                                                                  -----------
LIABILITIES
   Payable for investments purchased ............................   3,302,698
   Accrued expenses and other liabilities .......................      56,349
   Payable for fund shares redeemed .............................       1,464
                                                                  -----------
     Total liabilities ..........................................   3,360,511
                                                                  -----------
NET ASSETS
   Capital stock, $0.001 par value ..............................       2,929
   Additional paid-in capital ...................................  52,874,744
   Accumulated net realized loss from investments. ..............  (1,453,897)
   Net unrealized appreciation on investments. ..................   2,372,393
                                                                  -----------
     Net assets ................................................. $53,796,169
                                                                  ===========
INSTITUTIONAL CLASS
   Net assets ................................................... $18,420,217
                                                                  -----------
   Shares outstanding ...........................................   1,002,393
                                                                  -----------
   Net asset value, offering and redemption price per share ..... $     18.38
                                                                  ===========
INVESTOR CLASS
   Net assets ................................................... $35,375,952
                                                                  -----------
   Shares outstanding ...........................................   1,926,854
                                                                  -----------
   Net asset value, offering and redemption price per share ..... $     18.36
                                                                  ===========

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                             STATEMENT OF OPERATIONS
                                   (UNAUDITED)

                                                                  FOR THE
                                                                 SIX MONTHS
                                                                    ENDED
                                                              FEBRUARY 28, 2001
                                                              -----------------
INVESTMENT INCOME
   Dividends ................................................    $   104,233
   Interest .................................................         89,288
                                                                 -----------
                                                                     193,521
                                                                 -----------
EXPENSES
   Advisory fees ............................................        187,135
   Administration fees ......................................         52,320
   Transfer agent fees and expenses .........................         43,736
   Shareholder services .....................................         31,812
   Printing. ................................................         12,051
   Federal and state registration fees ......................         11,157
   Custodian fees and expenses ..............................          9,000
   Administrative services ..................................          8,983
   Audit and Legal fees .....................................          3,124
   Trustee fees and expenses ................................          1,191
   Insurance expenses .......................................            262
   Other ....................................................            297
                                                                 -----------
     Total expenses before waivers and reimbursements. ......        361,068
     Less: waivers and reimbursements .......................       (114,424)
                                                                 -----------
     Total expenses after waivers and reimbursements. .......        246,644
                                                                 -----------
   Net investment loss ......................................        (53,123)
                                                                 -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss from investments .......................     (1,402,566)
   Net change in unrealized appreciation on investments .....     (2,247,570)
                                                                 -----------
   Net realized and unrealized loss from investments ........     (3,650,136)
                                                                 -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ........    $(3,703,259)
                                                                 ===========

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                   FOR THE           FOR THE PERIOD
                                                                                  SIX MONTHS        OCTOBER 1, 1999*
                                                                                     ENDED               THROUGH
                                                                               FEBRUARY 28, 2001     AUGUST 31, 2000
                                                                               -----------------    ----------------
                                                                                  (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment loss ...................................................        $   (53,123)          $   (71,086)
   Net realized gain (loss) from investments .............................         (1,402,566)            1,240,784
   Net change in unrealized appreciation on investments ..................         (2,247,570)            4,619,963
                                                                                  -----------           -----------
   Net increase (decrease) in net assets resulting
     from operations .....................................................         (3,703,259)            5,789,661
                                                                                  -----------           -----------
LESS DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income Institutional shares ............................                 --                    --
   Net investment income Investor shares .................................                 --                    --
   Net realized capital gains Institutional shares .......................           (370,538)                   --
   Net realized capital gains Investor shares ............................           (797,368)                   --
                                                                                  -----------           -----------
     Total dividends and distributions to shareholders ...................         (1,167,906)                   --
                                                                                  -----------           -----------
INCREASE IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 4) ...................................         33,717,060            19,160,613
                                                                                  -----------           -----------
   Total increase in net assets ..........................................         28,845,895            24,950,274
                                                                                  ===========           ===========
NET ASSETS
   Beginning of period ...................................................         24,950,274                    --
                                                                                  -----------           -----------
   End of period .........................................................        $53,796,169           $24,950,274
                                                                                  ===========           ===========

----------
* Commencement of investment operations.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                          INSTITUTIONAL CLASS
                                                                               -------------------------------------
                                                                                   FOR THE           FOR THE PERIOD
                                                                                  SIX MONTHS        OCTOBER 1, 1999*
                                                                                     ENDED               THROUGH
                                                                               FEBRUARY 28, 2001     AUGUST 31, 2000
                                                                               -----------------    ----------------
                                                                                  (UNAUDITED)
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period .......................................        $ 20.91              $ 12.00
                                                                                    -------               ------
Net investment loss(1) .....................................................          (0.02)               (0.05)
Net realized and unrealized gain (loss) on investments(2) ..................          (1.85)                8.96
                                                                                    -------               ------
Net increase (decrease) in net assets resulting
   from operations .........................................................          (1.87)                8.91
                                                                                    -------               ------
Dividends and distributions to shareholders from:
Net investment income ......................................................           0.00                 0.00
Net realized capital gains .................................................          (0.66)                0.00
                                                                                    -------               ------
Net asset value, end of period .............................................        $ 18.38              $ 20.91
                                                                                    =======              =======
Total investment return(3) .................................................          (9.03)%              74.25%
                                                                                    =======              =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ..................................        $18,420               $5,593
Ratio of expenses to average net assets(1)(4) ..............................           1.25%                1.25%
Ratio of expenses to average net assets without waivers and
   expense reimbursements(4) ...............................................           1.86%                3.91%
Ratio of net investment loss to average net assets(1)(4) ...................          (0.20)%              (0.58)%
Portfolio turnover rate ....................................................          60.49%               94.31%

----------
*   Commencement of operations.

**  Calculated  based on shares  outstanding  on the first and last day of the  respective  period,  except  for dividends  and  distributions,  if any,  which  are  based on  actual  shares  outstanding  on the  dates of distributions.

(1) Reflects waivers and reimbursements.

(2) The amounts shown for each share outstanding throughout the respective period are not in accordance with the changes in the aggregate gains and losses on investments  during the respective period because of the timing of sales and  repurchases of Fund shares in relation to  fluctuating  net asset values during the respective period.

(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period  reported and includes  reinvestments  of dividends and  distributions,  if any.
    Total investment returns are not annualized.

(4) Annualized.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                          INVESTOR CLASS
                                                                               -------------------------------------
                                                                                   FOR THE           FOR THE PERIOD
                                                                                  SIX MONTHS        OCTOBER 1, 1999*
                                                                                     ENDED               THROUGH
                                                                               FEBRUARY 28, 2001     AUGUST 31, 2000
                                                                               -----------------    ----------------
                                                                                  (UNAUDITED)
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period .......................................        $ 20.89               $ 12.00
                                                                                    -------               -------
Net investment loss(1) .....................................................          (0.03)                (0.06)
Net realized and unrealized gain (loss) on investments(2) ..................          (1.84)                 8.95
                                                                                    -------               -------
Net increase (decrease) in net assets resulting
   from operations .........................................................          (1.87)                 8.89
                                                                                    -------               -------
Dividends and distributions to shareholders from:
Net investment income ......................................................           0.00                  0.00
Net realized capital gains .................................................          (0.66)                 0.00
                                                                                    -------               -------
Net asset value, end of period .............................................        $ 18.36               $ 20.89
                                                                                    =======               =======
Total investment return(3) .................................................          (9.04)%               74.08%
                                                                                    =======               =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ..................................        $35,376               $19,358
Ratio of expenses to average net assets(1)(4) ..............................           1.35%                 1.35%
Ratio of expenses to average net assets without waivers and
   expense reimbursements(4) ...............................................           1.96%                 4.01%
Ratio of net investment loss to average net assets(1)(4) ...................          (0.32)%               (0.68)%
Portfolio turnover rate ....................................................          60.49%                94.31%

--------------
*   Commencement of operations.

**  Calculated  based on shares  outstanding  on the first and last day of the  respective  period,  except  for dividends  and  distributions,  if any,  which  are  based on  actual  shares  outstanding  on the  dates of distributions.

(1) Reflects waivers and reimbursements.

(2) The amounts shown for each share outstanding throughout the respective period are not in accordance with the changes in the aggregate gains and losses on investments  during the respective period because of the timing of sales and  repurchases of Fund shares in relation to  fluctuating  net asset values during the respective period.

(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period  reported and includes  reinvestments  of dividends and  distributions,  if any.
    Total investment returns are not annualized.

(4) Annualized.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund", which is a mutual fund divided into separate portfolios. The portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently RBB has fourteen investment portfolios, including the Bogle Investment Management Small Cap Growth Fund (the "Fund"), which commenced investment operation on October 1, 1999. As of the date here of, the Fund offers two classes of shares, Institutional Class and Investor Class.

     RBB has authorized capital of thirty billion shares of common stock of which 15.98 billion are currently classified into ninety-four classes. Each class represents an interest in one of fourteen investment portfolios of RBB. The classes have been grouped into thirteen separate "families," eight of which have begun investment operations including the Bogle Investment Management Small Cap Growth Fund.

     PORTFOLIO VALUATION -- The net asset value of the Fund is determined as of 4:00 p.m. eastern time on each business day. The Fund's securities are valued at the last reported sales price on the national securities exchange or national securities market on which such shares are primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and ask prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. With the approval of RBB's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. Short-term obligations with maturities of 60 days or less are valued at amortized cost that approximates market value. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilites at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     REPURCHASE AGREEMENTS -- The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers that Bogle Investment Management, L.P. (the "Adviser") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Securities are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Fund's net investment income (other than class specific distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes).

     DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income, if any, will be declared and paid at least annually to shareholders. Distributions from net realized capital gains, if any, will be distributed at least annually. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles.

     U.S. FEDERAL TAX STATUS -- No provision is made for U.S. federal income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. federal income and excise taxes.

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Bogle Investment Managment, L.P. serves as the Fund's investment adviser. For its advisory services, the Adviser is entitled to receive 1.00% of the Fund's average daily net assets, computed daily and payable monthly.

     The adviser has agreed to limit the Fund's total operating expenses for the current and the following fiscal year to the extent that such expenses exceeded 1.25% of the Fund's Institutional Class average daily net assets and 1.35% of the Fund's Investor Class average daily net assets. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. For the six months ended February 28, 2001, investment advisory fees and waivers were as follows:

                                       GROSS                           NET
                                   ADVISORY FEES     WAIVERS     ADVISORY FEES
                                   -------------     --------    -------------
Bogle Investment Management
     Small Cap Growth Fund           $187,135        $(50,719)      $136,416

     The Fund will not pay the Adviser at a later time for any amounts it may waive or any amounts which the Adviser has assumed.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

     PFPC, Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., and an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Fund. For providing administrative services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.115% of the Fund's average daily net assets.

     For the six months ended February 28, 2001, PFPC, at its discretion, voluntarily agreed to waive a portion of its administration fees for the Fund. During this period, (unless otherwise indicated) PFPC's administration fees and related waivers were as follows:

                                                                      NET
                                    PFPC GROSS                   ADMINISTRATION
                                ADMINISTRATION FEES   WAIVERS         FEES
                                ------------------    --------   --------------
Bogle Investment Management
     Small Cap Growth Fund            $52,320         $(18,750)      $33,570

     In addition, PFPC serves as the Fund's transfer and dividend disbursing agent. PFPC, at its discretion, voluntarily agreed to waive a portion of its transfer agency fees for the Fund. For the six months ended February 28, 2001, transfer agency fees and waivers were as follows:

                                   GROSS TRANSFER                  NET TRANSFER
                                     AGENCY FEES      WAIVERS       AGENCY FEES
                                   --------------     --------     ------------
Bogle Investment Management
     Small Cap Growth Fund             $43,736        $(18,000)       $25,736

     From September 1, 2000 through January 1, 2001, Provident Distributors, Inc. (PDI) provided certain administrative services to the Institutional Class Shares of the Fund. As compensation for such administrative services, PDI received a monthly fee equal to an annual rate of 0.15% of the Fund's average daily net assets. PDI, at its discretion, voluntarily agreed to waive a portion of its administrative services fees for the Fund.

     For this period, administrative services fees and waivers were as follows:

                             GROSS ADMINISTRATIVE             NET ADMINISTRATIVE
                                 SERVICES FEES      WAIVERS     SERVICES FEES
                             --------------------   -------   ------------------
Bogle Investment Management
     Small Cap Growth Fund          $4,699          $(3,758)         $941

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


     Since January 2, 2001, PFPC Distributors, Inc., a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect majority-owned subsidiary of the PNC Financial Services Group, Inc., provides certain administrative services to the Institutional Class Shares of the Fund. As compensation for such administrative services, PFPC Distributors receives a monthly fee equal to an annual rate of 0.15% of the Fund's average daily net assets. PFPC Distributors, at its discretion, voluntarily agreed to waive a portion of its administrative services fees for the Fund.


     For this period, administrative services fees and waivers were as follows:

                             GROSS ADMINISTRATIVE             NET ADMINISTRATIVE
                                 SERVICES FEES      WAIVERS     SERVICES FEES
                             --------------------   -------   ------------------
Bogle Investment Management
     Small Cap Growth Fund           $4,284         $(3,427)         $857

     From September 1, 2000 through January 1, 2001, Provident Distributors, Inc. (PDI) provided certain shareholder services to the Investor Class Shares of the Fund. As compensation for such shareholder services, PDI received a monthly fee equal to an annual rate of 0.25% of the Fund's average daily net assets. PDI, at its discretion, voluntarily agreed to waive a portion of its shareholder services fees for the Fund.

     For this period, shareholder services fees and waivers were as follows:

                               GROSS SHAREHOLDER                 NET SHAREHOLDER
                                 SERVICES FEES      WAIVERS       SERVICES FEES
                               -----------------    -------      ---------------
Bogle Investment Management
     Small Cap Growth Fund          $19,276         $(9,253)         $10,023

     Since January 2, 2001, PFPC Distributors, Inc. provides certain shareholder services to the Investor Class Shares of the Fund. As compensation for such shareholder services, PFPC Distributors receives a monthly fee equal to an annual rate of 0.25% of the Fund's average daily net assets. PFPC Distributors, at its discretion, voluntarily agreed to waive a portion of its shareholder services fees for the Fund.

     For this period, shareholder services fees and waivers were as follows:

                               GROSS SHAREHOLDER                 NET SHAREHOLDER
                                 SERVICES FEES      WAIVERS       SERVICES FEES
                               -----------------    -------      ---------------
Bogle Investment Management
     Small Cap Growth Fund           $12,536        $(6,017)         $6,519

     PFPC Trust Company provides certain custodial services to the Fund. PFPC Trust Company is a wholly-owned subsidiary of PFPC Worldwide, Inc., an indirect majority-owned subsidiary of the PNC Financial Services Group, Inc. As compensation for such custodial services, PFPC Trust Co. is entitled to receive a monthly fee equal to an annual rate of 0.03% of the Fund's average daily net assets.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

     For the six months ended February 28, 2001, PFPC Trust Co. has, at its discretion, voluntarily agreed to waive a portion of its custodial fees for the Fund. During this period (unless otherwise indicated), custodial fees and waivers were as follows:

                                     GROSS CUSTODIAL              NET CUSTODIAL
                                           FEES         WAIVERS       FEES
                                     ---------------    -------   -------------
Bogle Investment Management
     Small Cap Growth Fund               $9,000         $(4,500)     $4,500

3.   INVESTMENT IN SECURITIES

     For U.S.  federal  income tax  purposes,  the cost of  securities  owned at
February   28,   2001  was   $52,303,382.   Accordingly,   the  net   unrealized
appreciation/(depreciation) of investments was as follows:

                                                               NET APPRECIATION/
                                 APPRECIATION   DEPRECIATION    (DEPRECIATION)
                                 ------------   ------------   -----------------
Bogle Investment Management
     Small Cap Growth Fund        $5,174,317    $(3,035,657)      $2,138,660

     For the six months ended February 28, 2001, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                            INVESTMENT SECURITIES
                                       -------------------------------
                                        PURCHASES             SALES
                                       -----------         -----------
Bogle Investment Management
     Small Cap Growth Fund             $54,516,717         $21,462,391

4.   CAPITAL SHARE TRANSACTIONS

     As of February 28, 2001, the Fund has 100,000,000 shares of $0.001 par value common stock authorized for the Institutional Class and 100,000,000 shares of $0.001 par value common stock authorized for the Investor Class.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                   (UNAUDITED)


     Transactions in capital shares were as follows:

                                         INSTITUTIONAL CLASS
                    -----------------------------------------------------------
                          FOR THE SIX
                          MONTHS ENDED                    FOR THE PERIOD
                        FEBRUARY 28, 2001                      ENDED
                           (UNAUDITED)                    AUGUST 31, 2000
                    --------------------------      ---------------------------
                     SHARES           VALUE           SHARES           VALUE
                    --------       -----------      ---------        ----------
Sales ...........    724,793       $14,047,972        267,615        $4,265,056
Redemptions .....     (9,029)         (179,162)          (115)           (2,059)
Reinvestments ...     19,129           362,502             --                --
                    --------       -----------      ---------        ----------
Net Increase ....    734,893       $14,231,312        267,500        $4,262,997
                    ========       ===========      =========        ==========

                                          INVESTOR CLASS
                    -----------------------------------------------------------
                          FOR THE SIX
                          MONTHS ENDED                    FOR THE PERIOD
                        FEBRUARY 28, 2001                      ENDED
                           (UNAUDITED)                    AUGUST 31, 2000
                    --------------------------      ---------------------------
                      SHARES          VALUE           SHARES           VALUE
                    ---------      -----------      ---------       -----------
Sales               1,122,277      $21,840,563        989,101       $15,965,080
Redemptions          (159,923)      (3,086,124)       (62,615)       (1,067,464)
Reinvestments          38,014          731,309             --                --
                    ---------      -----------      ---------       -----------
Net Increase        1,000,368      $19,485,748        926,486       $14,897,616
                    =========      ===========      =========       ===========

5.   RECLASS OF CAPITAL ACCOUNTS

     In accordance with accounting pronouncements, the Fund has recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of February 28, 2001, the Fund recorded the following reclassification to increase (decrease) the accounts listed below:

                                                 ACCUMULATED
                             UNDISTRIBUTED       NET REALIZED       ADDITIONAL
                             NET INVESTMENT        GAIN ON            PAID-IN
                                  LOSS           INVESTMENTS          CAPITAL
                             --------------      ------------       ----------
Bogle Investment Management
     Small Cap Growth Fund      $124,208           $(124,208)            --

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INVESTMENT ADVISER
Bogle Investment Management, L.P.
57 River Street
Suite 206
Wellesley, MA 02481

ADMINISTRATOR/TRANSFER AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
PFPC Distributors, Inc.
3200 Horizon Drive
King of Prussia, PA 19046

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996


This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors in the Fund unless it is preceded or accompanied by a current prospectus which includes details regarding the Fund's objectives, policies and other information. Total investment return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.